Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue:
Gross revenue	$ 589,647	$ 524,098	$ 1,132,230	$ 1,027,464
Reimbursable expenses	(179,017)	(135,441)	(321,078)	(250,576)
Net revenue	410,630	388,657	811,152	776,888
Costs and expenses:
Direct costs	237,984	224,961	466,587	453,039
Selling, general and administrative expense	80,168	81,321	160,957	160,875
Depreciation and amortization	14,457	14,244	29,577	28,169
Restructuring	4,094		4,094
Total costs and expenses	336,703	320,526	661,215	642,083
Income from operations	73,927	68,131	149,937	134,805
Interest income	359	219	693	495
Interest expense	(3,198)	(229)	(6,413)	(508)
Income before provision for income taxes	71,088	68,121	144,217	134,792
Provision for income taxes	(10,014)	(9,537)	(20,179)	(20,338)
Net income	$ 61,074	$ 58,584	$ 124,038	$ 114,454
Net income per Ordinary Share:
Basic	$ 1.10	$ 0.97	$ 2.25	$ 1.90
Diluted	$ 1.08	$ 0.95	$ 2.20	$ 1.85
Weighted average number of Ordinary Shares outstanding:
Basic	55,318,923	60,244,982	55,164,971	60,263,021
Diluted	56,580,799	61,801,687	56,427,516	61,849,326